UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Beh
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6144

Signature, Place, and Date of Signing:

/s/ Brian Beh                    Minnetonka, MN                10/19/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        62
Form 13F Information Table Value Total:                $1,268,818
                                                       (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                        OF CLASS                  (x$1000)  PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   --------- --------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYSTEMS INC               COM           00724F101      701     21598   SH          SOLE                  21176  0         422
AMERICAN TOWER REIT COM         COM           03027X100    46541    651928   SH          SOLE                 457779  0      194149
ANALOG DEVICES INC              COM           032654105    23732    605792   SH          SOLE                 400165  0      205627
ANHEUSER BUSCH INBEV SA/NV SPO  SPONSORED ADR 03524A108    42454    494172   SH          SOLE                 338868  0      155304
APPLE COMPUTER INC              COM           037833100   103649    155372   SH          SOLE                 103774  0       51598
BAXTER INTERNATIONAL INC        COM           071813109    12926    214474   SH          SOLE                  98409  0      116065
BERKLEY W R CORP                COM           084423102      797     21261   SH          SOLE                  20845  0         416
BERKSHIRE HATHAWAY INC DEL CL   CL B NEW      084670702    67297    763000   SH          SOLE                 517793  0      245207
BROADCOM CORP                   CL A          111320107     1116     32293   SH          SOLE                  31662  0         631
C R BARD INC                    COM           067383109      765      7311   SH          SOLE                   7169  0         142
CANADIAN PAC RY LTD COM         COM           13645T100       31       377   SH          SOLE                    377  0           0
CAREFUSION CORP COM             COM           14170T101     1059     37316   SH          SOLE                  36589  0         727
CHEVRON CORP                    COM           166764100     1270     10892   SH          SOLE                   5524  0        5368
CHURCH & DWIGHT INC             COM           171340102      412      7636   SH          SOLE                   7473  0         163
COACH INC                       COM           189754104    29883    533429   SH          SOLE                 353717  0      179712
COCA COLA CO                    COM           191216100    42687   1125417   SH          SOLE                 774138  0      351279
COLGATE PALMOLIVE               COM           194162103    49491    461587   SH          SOLE                 321038  0      140549
COMPASS MINERALS INTL INC       COM           20451N101      965     12939   SH          SOLE                  12686  0         253
COVIDIEN PLC                    SHS           G2554F113    12309    207160   SH          SOLE                  91401  0      115759
DISNEY WALT CO                  COM DISNEY    254687106    35564    680265   SH          SOLE                 470394  0      209871
DR PEPPER SNAPPLE GROUP INC     COM           26138E109      777     17443   SH          SOLE                  17102  0         341
ESTEE LAUDER                    CL A          518439104      723     11738   SH          SOLE                  11509  0         229
EXPEDITORS INTL WASH INC        COM           302130109    37340   1027245   SH          SOLE                 724147  0      303098
EXXON MOBIL CORPORATION         COM           30231G102    62014    678116   SH          SOLE                 450411  0      227705
FAMILY DOLLAR STORES INC        COM           307000109      569      8581   SH          SOLE                   8412  0         169
HOME DEPOT INC                  COM           437076102    41880    693728   SH          SOLE                 459808  0      233920
HONEYWELL INTERNATIONAL INC     COM           438516106    45266    757595   SH          SOLE                 534284  0      223311
JOHNSON & JOHNSON               COM           478160104     8476    123004   SH          SOLE                  56631  0       66373
KANSAS CITY SOUTHERN INDUSTRIE  COM NEW       485170302      581      7672   SH          SOLE                   7522  0         150
KRAFT FOODS INC - A             CL A          50075N104    17498    423168   SH          SOLE                 188139  0      235029
MARKEL CORP                     COM           570535104    13122     28621   SH          SOLE                  13938  0       14683
MASTERCARD INC CL A             CL A          57636Q104     2880      6378   SH          SOLE                      0  0        6378
MICROCHIP TECHNOLOGY            COM           595017104     1070     32676   SH          SOLE                  32039  0         637
MICROSOFT CORP                  COM           594918104    57160   1920696   SH          SOLE                1330639  0      590057
NETAPP INC                      COM           64110D104      862     26203   SH          SOLE                  25690  0         513
NIKE INC CL B                   CL B          654106103    10183    107293   SH          SOLE                  47477  0       59816
NOBLE CORPORATION               NAMEN -AKT    H5833N103     1094     30574   SH          SOLE                  29977  0         597
NVR INC                         COM           62944T105      505       598   SH          SOLE                    586  0          12
O REILLY AUTOMOTIVE INC NEW CO  COM           67103H107    21807    260792   SH          SOLE                 163770  0       97022
OCCIDENTAL PETE CORP            COM           674599105    49734    577894   SH          SOLE                 404618  0      173276
OMNICOM GROUP                   COM           681919106      499      9685   SH          SOLE                   9496  0         189
ORACLE CORP                     COM           68389X105    68229   2168768   SH          SOLE                1519400  0      649368
PAYCHEX INC                     COM           704326107      983     29537   SH          SOLE                  28961  0         576
PEPSICO INC                     COM           713448108    47748    674696   SH          SOLE                 466093  0      208603
PETSMART INC                    COM           716768106      530      7687   SH          SOLE                   7536  0         151
PRAXAIR INC                     COM           74005P104    19025    183147   SH          SOLE                 117226  0       65921
PROCTER & GAMBLE                COM           742718109    62095    895251   SH          SOLE                 588893  0      306358
QUALCOMM                        COM           747525103    58291    933102   SH          SOLE                 655223  0      277879
SBA COMMUNICATIONS CORP         COM           78388J106      812     12902   SH          SOLE                  12654  0         248
SCHLUMBERGER LTD                COM           806857108    24585    339905   SH          SOLE                 220736  0      119169
SIEMENS A G SPON ADR            SPONSORED ADR 826197501       21       205   SH          SOLE                    205  0           0
ST JUDE MEDICAL CENTER INC      COM           790849103    11172    265168   SH          SOLE                 127459  0      137709
STARBUCKS CORP                  COM           855244109    35209    694323   SH          SOLE                 471770  0      222553
STERICYCLE INC                  COM           858912108      527      5828   SH          SOLE                   5714  0         114
TARGET CORP                     COM           87612E106    12285    193555   SH          SOLE                  91712  0      101843
THERMO FISHER SCIENTIFIC INC    COM           883556102    17073    290213   SH          SOLE                 132361  0      157852
TIFFANY & CO                    COM           886547108      690     11143   SH          SOLE                  10926  0         217
TRANSDIGM GROUP INC             COM           893641100      857      6041   SH          SOLE                   5923  0         118
UNILEVER N V - NY SHARES        N Y SHS NEW   904784709       29       807   SH          SOLE                    807  0           0
UNION PACIFIC CORP              COM           907818108     9235     77797   SH          SOLE                  34430  0       43367
UNITED TECHNOLOGIES CORP        COM           913017109    40635    519036   SH          SOLE                 348480  0      170556
VISA INC CL A                   COM CL A      92826C839    11098     82649   SH          SOLE                  46350  0       36299